Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Revenue
Schedule of revenues disaggregated by revenue source, geography and timing of revenue recognition

The following table presents our revenues disaggregated by revenue source, geography (based on our business locations) and timing of revenue recognition.

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018

Geographic Markets
Singapore	$—	$—	$—	$260,034,401
USA	249,512	200,660	41,649,384	200,660
Hong Kong/PRC	2,854,178	43,507,277	2,854,178	102,393,235
Total	$3,103,690	$43,707,937	$44,503,562	$362,628,296
Services Lines
Mobile Energy Group (formerly Wecast Services)
Crude oil	$—	$—	$—	$260,034,401
Consumer electronics	—	43,432,556	—	102,081,176
Digital asset management services	—	—	40,700,000	—
Electric Vehicles (“EV”)	2,854,178	—	2,854,178	—
Digital advertising services and other	249,512	275,381	949,384	512,719
Total	$3,103,690	$43,707,937	$44,503,562	$362,628,296

Timing of Revenue Recognition
Products and services transferred at a point in time	$3,103,690	$43,707,937	$3,803,562	$362,628,296
Services provided over time	—	—	40,700,000	—
Total	$3,103,690	$43,707,937	$44,503,562	$362,628,296

	2018	2017
Geographic Markets
Singapore	$260,034,401	$19,028,003
USA	638,412	7,037
Hong Kong	117,070,059	119,683,121
PRC	—	5,634,679
	$377,742,872	$144,352,840
Segments
-Wecast Service
Crude oil	$260,034,401	$143,558,567
Consumer electronics	116,723,251	—
Other	985,220	—
	377,742,872	143,558,567
-Legacy YOD	—	794,273
Total	$377,742,872	$144,352,840